Short-Term Borrowings	12 Months Ended
Dec. 31, 2015
Short-term Debt [Abstract]
Short-term Debt [Text Block]
Short-term Borrowings
The following table presents the composition of our short-term borrowings portfolio.

	2015			2014
December 31, ($ in millions)	Unsecured	Secured (a)	Total	Unsecured	Secured (a)	Total
Demand notes	$3,369	$—	$3,369	$3,338	$—	$3,338
Federal Home Loan Bank	—	4,000	4,000	—	2,950	2,950
Securities sold under agreements to repurchase	—	648	648	—	774	774
Other	84	—	84	—	—	—
Total short-term borrowings	$3,453	$4,648	$8,101	$3,338	$3,724	$7,062
Weighted average interest rate (b)			0.8%			0.8%

(a)	Refer to Note 16 for further details on assets restricted as collateral for payment of the related debt.

(b)	Based on the debt outstanding and the interest rate at December 31 of each year.
We periodically enter into term repurchase agreements, short-term borrowing agreements in which we sell financial instruments to one or more investors while simultaneously committing to repurchase them at a specified future date, at the stated price plus accrued interest. As of December 31, 2015, the financial instruments sold under agreements to repurchase consisted of mortgage-backed residential securities with the following maturities: $403 million within the next 30 days and $245 million within 31 to 60 days. Refer to Note 6 and Note 26 for further details on investment securities sold under agreements to repurchase.
The primary risk associated with these repurchase agreements is that the counterparty will be unable to perform under the terms of the contract. As the borrower, Ally is exposed to the excess market value of the securities pledged over the amount borrowed. Daily mark-to-market collateral management is designed to limit this risk to the initial margin. However, should a counterparty declare bankruptcy or become insolvent, Ally may incur additional delays and costs. As of December 31, 2015, we placed cash collateral totaling $21 million with counterparties under these collateral arrangements associated with our repurchase agreements.